Segment Information - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 423,055	$ 330,857	$ 320,428	$ 277,059	$ 351,397	$ 289,334	$ 273,425	$ 243,206	$ 1,351,399	$ 1,157,362	$ 845,773
Core advertising
Disaggregation of Revenue [Line Items]
Total operating revenues									861,386	686,229	548,457
Political
Disaggregation of Revenue [Line Items]
Total operating revenues									23,263	139,600	8,651
Retransmission and carriage
Disaggregation of Revenue [Line Items]
Total operating revenues									390,043	304,402	259,712
Other
Disaggregation of Revenue [Line Items]
Total operating revenues									$ 76,707	$ 27,131	$ 28,953